Summary of Significant Accounting Policies - Landfill Accounting - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization And Summary Of Significant Accounting Policies [Line Items]
Life of Company's owned landfills and landfills operated under life-of-site operating agreements min range	2 years	1 year
Life of Company's owned landfills and landfills operated under life of site operating agreements max range	308 years	329 years
Percentage of projected annual disposal volume from landfills with remaining lives within threshold period	90.00%	90.00%
Threshold period used for measurement of projected annual disposal volume from landfills	70 years	70 years
Liability adjustments		$ 39,321	$ (1,081)
Liability adjustments	$ 14,704
Landfill [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations			2.25%
Landfill [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations		2.25%
Landfill [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations		2.75%
Landfill [Member] | Measurement Input, Discount Rate [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations			3.25%
Landfill [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations		3.25%
Landfill [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations		5.50%